Investments (Details 1) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 61.8			$ 61.8	$ 65.7
Available-for-sale Securities, Gross Unrealized Gain				0.0	1.4
Available-for-sale Securities, Gross Unrealized Loss				0.0	(0.1)
Available-for-sale Securities	61.8			61.8	67.0
Proceeds from sale of available-for-sale securities				13.5	22.9	$ 17.2
Net gains on sales and maturities				0.0	0.2	0.1
Proceeds from Sale and Maturity of Marketable Securities				13.5	22.9	46.4
Other-than-temporary impairment losses on marketable securities				4.7	21.5	35.5
Purchases of short-term investments				0.0	0.0	4.8
Maturity of short-term investments				0.0	4.8	0.0
Held-to-maturity securities	0.0			0.0	0.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, at cost due within one year	11.2			11.2
Available-for-sale securities, at fair value due within one year	11.2			11.2
Available-for-sale securities, at cost due in one to five years	44.4			44.4
Available-for-sale securities, at fair value due in one to five years	44.4			44.4
Available-for-sale securities, at cost	55.6			55.6
Available-for-sale securities, at fair value	55.6			55.6
Current [Member] | Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	11.2			11.2	2.4
Available-for-sale Securities, Gross Unrealized Gain				0.0	0.0
Available-for-sale Securities, Gross Unrealized Loss				0.0	0.0
Available-for-sale Securities	11.2			11.2	2.4
Current [Member] | US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis					2.8
Available-for-sale Securities, Gross Unrealized Gain					0.0
Available-for-sale Securities, Gross Unrealized Loss					0.0
Available-for-sale Securities					2.8
Non Current [Member] | Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	12.4			12.4	20.8
Available-for-sale Securities, Gross Unrealized Gain				0.0	0.1
Available-for-sale Securities, Gross Unrealized Loss				0.0	0.0
Available-for-sale Securities	12.4			12.4	20.9
Non Current [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6.2			6.2	10.9
Available-for-sale Securities, Gross Unrealized Gain				0.0	1.3
Available-for-sale Securities, Gross Unrealized Loss				0.0	0.0
Available-for-sale Securities	6.2			6.2	12.2
Non Current [Member] | US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	32.0			32.0	28.8
Available-for-sale Securities, Gross Unrealized Gain				0.0	0.0
Available-for-sale Securities, Gross Unrealized Loss				0.0	(0.1)
Available-for-sale Securities	32.0			32.0	28.7
Newcastle Coal Infrastructure Group [Domain]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sale and Maturity of Marketable Securities						29.2
Realized losses on sale securities						$ 0.2
NCIG Securities	0.0			$ 0.0	$ 0.0
Interest In Peabody-Winsway Resources B.V. [Member]
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment losses on marketable securities	$ 4.7	$ 21.5	$ 35.5